Other Current and Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Other Current Liabilities
As of December 31, 2023 and 2022, consolidated other current liabilities were as follows:

		2023	2022

Other accounts payable and accrued expenses 1	$	656	560
Provisions 2		492	276
Contract liabilities with customers (note 3) 3		384	293
Interest payable		88	96

	$	1,620	1,225

1
Other accounts payable and accrued expenses mainly refer to accrued fixed and variable employee benefits, insurance payments and accruals for public services. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next 12 months.

2	Current provisions are detailed by concept in note 18.2 below.

3
As of December 31, 2023 and 2022, contract liabilities with customers included $339 and $253, respectively, of advances received from customers, as well as in 2023 and 2022 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $5 in both years. Note 3 includes the changes during the period of this caption.

Summary of Other Non-current Liabilities
As of December 31, 2023 and 2022, consolidated other
non-current
liabilities were as follows:

		2023	2022

Asset retirement obligations 1	$	470	465
Environmental liabilities 2		250	233
Accruals for legal assessments and other responsibilities 3		100	83
Non-current liabilities for valuation of derivative instruments		15	2
Other non-current liabilities and provisions 4		329	282

	$	1,164	1,065

1
Provisions for asset retirement include future estimated costs for demolition, cleaning and reforestation of production sites at the end of their operation, which are initially recognized against the related assets and are depreciated over their estimated useful life.

2
Environmental liabilities include future estimated costs arising from legal or constructive obligations, related to cleaning, reforestation and other remedial actions to remediate damage caused to the environment. The expected average period to settle these obligations is greater than 15 years.

3	Provisions for legal claims and other responsibilities include items related to tax contingencies.

4
As of December 31, 2023 and 2022, the balance includes deferred revenues of $22 and $27, respectively, that are amortized to the statement of income as deliverables are fulfilled over the maturity of long-term clinker supply agreements.

Summary of Changes in Consolidated Other Current and Non-Current Liabilities
Changes in consolidated
non-current
other liabilities plus current provisions for the years 2023 and 2022, were as follows:

		2023
		Asset retirement obligations	Environmental liabilities	Accruals for legal proceedings	Valuation of derivative instruments	Other liabilities and provisions	Total	2022
Balance at beginning of period	$	509	276	85	50	421	1,341	1,539
Additions or increase in estimates		64	11	49	169	239	532	270
Releases or decrease in estimates		(58)	(15)	(34)	(123)	(84)	(314)	(486)
Business combinations		–	–	–	–	–	–	6
Accretion expense		30	–	1	–	11	42	32
Foreign currency translation		28	7	4	(1)	17	55	(20)

Balance at end of period	$	573	279	105	95	604	1,656	1,341

Out of which:
Current provisions	$	103	29	5	80	275	492	276
Other non-current liabilities		470	250	100	15	329	1,164	1,065